10. CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule private placement offering
Gross proceeds from the PPO	$2,926,760
Issuance costs	(68,000)
Proceeds allocated to warranty liability	(570,268)
Proceeds allocated to common stock	$2,288,492

Non-controlling Interests
	Year Ended December 31,
	2014	2013
Symbid Coop- 100%	$28,794	$9,792
Gambitious Coop- 37%*	-	20,224
Total net loss attributable to NCI	$28,794	$30,016